Business Combination (Details) - Schedule of fair value of the identifiable assets acquired and liabilities - Dec. 31, 2022	CNY (¥)	USD ($)
Schedule of Fair Value of The Identifiable Assets Acquired and Liabilities [Abstract]
Cash and cash equivalents	¥ 2,413,276	$ 353,583
Other current assets	42,183,452	6,180,544
Plant and equipment	9,930	1,455
Intangible assets	30,353,889	4,447,326
Other noncurrent assets	89,252	13,078
Total assets	75,049,799	10,995,986
Total liabilities	(27,170,661)	(3,980,933)
Fair value of net assets acquired	47,879,138	7,015,053
Goodwill	55,543,148	8,137,951
Total consideration	¥ 103,422,286	$ 15,153,004